Provisions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provisions [line items]
Provisions for termination benefits	$ 269	$ 1,547
Other provisions	810	0
Reduction of Provisions		500
Turnover assumptions		600
Adjustments for provisions	(1,875)	1,352	$ 270
Defined benefit plan	1,115	2,200	$ (2,390)	$ (4,073)
Provision of reversal tax litigation	$ 600
Percentage of increase in discount rate	0.50%
Decrease in net defined benefit liability in discount rate	$ 100
Percentage of decrease in discount rate	0.50%
Increase in net defined benefit liability in discount rate	$ 100
Percentage of decrease in salary increase rate	0.50%
Increase of net defined benefit liability	$ 100
Percentage of increase in salary increase rate	0.50%
Decrease of net defined benefit liability	$ 100
Termination of Commercial Litigation [Member]
Disclosure of provisions [line items]
Provisions for termination benefits		500
Research Tax Credits [Member]
Disclosure of provisions [line items]
Other provisions		600
Service and Interest Costs [Member]
Disclosure of provisions [line items]
Other provisions		$ 300
Prior service cost amendment [member]
Disclosure of provisions [line items]
Adjustments for provisions	$ 1,200